Short-term benefits - Summary of Changes in the Provision for Expenses Relating to Separation Plans (Detail) - Voluntary separation incentive plans [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Provision for Profit Sharing [line items]
Opening Balance	$ 35	$ 34
Discontinued operations	(21)
Enrollments	86	29
Revision of provisions		(7)
Separations in the period	(9)	(16)
Cumulative translation adjustment	3	(5)
Closing Balance	94	35
Current	65	$ 35
Non-current	$ 29